Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended						6 Months Ended										6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013 Segments	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 Segments	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2010	Aug. 01, 2008	Jun. 30, 2013 Convertible Promissory Note [Member]	Mar. 31, 2013 Convertible Promissory Note [Member]	Nov. 16, 2012 2012 Equity Incentive Plan [Member]	Nov. 16, 2012 Employee Stock Purchase Plan [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2013 RM Engineering [Member]	Jun. 30, 2012 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]	Jun. 30, 2013 Vehicles [Member]	Dec. 31, 2012 Vehicles [Member]	Jun. 30, 2013 Equipment [Member]	Dec. 31, 2012 Equipment [Member]	Jun. 30, 2013 Small Tools [Member]	Dec. 31, 2012 Small Tools [Member]	Jun. 30, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Jun. 30, 2013 Digital Comm, Inc. [Member]	Dec. 31, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Jan. 14, 2010 Digital Comm, Inc. [Member]
Business Acquisition [Line Items]
Acquisition of all outstanding shares of 'Digital Comm' in exchange of common stock																																									50,000,000
Percentage of outstanding shares of common stock sold																																								60.00%
Equity method investment, ownership percentage																										49.00%	100.00%	100.00%	100.00%										40.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time																										51.00%
Increase in assets due to consolidation of subsidiary																								$ 894,913	$ 848,433	$ 889,112
Increase in liabilities due to consolidation of subsidiary																								380,617	362,087	313,346
Increase in net revenue due to consolidation of subsidiary																								1,200,000	2,600,000	0
Increase in net income due to consolidation of subsidiary																								24,573	26,147	0
Income loss liability by noncontrolling owner																							49.00%		49.00%
Property and equipment estimated useful lives																														3-7 years	3-7 years	5-7 years	5-7 years	5 years	5 years	3 years	3 years
Percentage of ownership after sale of stock transaction																																						40.00%	40.00%
Percentage of debt guarantee by owner																							51.00%		51.00%
Remaining percentage of entity acquired by exercise of call option																							51.00%		51.00%
Absorbs losses percentage																							49.00%		49.00%
Percentage of ownership for involving or conducting entity's activity on behalf of entity																							51.00%		51.00%
Implied fair value of company's common stock				$ 12.80			$ 10.28		$ 13.40	$ 20.00							$ 0.012	$ 0.012	$ 0.6875	$ 0.08	$ 0.08	$ 10.00
Number of shares authorized for issuance for compensation															500,000	125,000
Shares limit percentage of number of outstanding shares															4.00%	1.00%
Shares limit number of outstanding shares															500,000	125,000
Promissory notes, Face amount														200,000
Promissory note matures term													10 days
Non Repayment Interest Rate													12.00%
Convertible Equity Rate													5.00%
Promissory notes, Outstanding													200,000
Net loss	(847,737)	(534,413)	(333,815)	(2,364,972)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
Working capital deficit				7,700,000			3,200,000
Total indebtedness				28,400,000			21,200,000
Increase authorized share of common stock				500,000,000			500,000,000	500,000,000				500,000,000
Derivative, gain on derivative				15,629
New class of preferred stock authorized shares												50,000,000
Preferred stock, par value							$ 0.0001					$ 0.0001
Percentage of retained outstanding stock				40.00%			40.00%
Accumulated deficit	(10,740,847)	(11,233,064)	(10,676,775)	(14,820,755)	(11,233,064)	(10,740,847)	(12,455,783)	(10,382,921)			(3,978,293)
Number of reportable segments				1			1
Number of Operating Segments				1			1
Period of contracted services provided by company				Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.			Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.
Allowance for doubtful accounts				571,960			522,297	1,444
Amortization of deferred loan cost				216,730	0		144,264	592,008
Fair value of debt				$ 28,400,000			$ 21,200,000	$ 3,000,000